Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of balances and transactions with related parties

	2022	2021
Assets
Trade receivables (Note 7)
Livraria ASC Ltda.And Educadora ASC Ltda. (a)	8,255	3,546
OISA Tecnologia e Serviços Ltda. (c)	—	62
	8,255	3,608
Other assets
Arco Instituto de Educação (b)	1,526	1,373
	1,526	1,373
Loans to related parties
Minority shareholders - Geekie	—	4,571
Minority shareholders - EI (d)	3,956	6,750
Former shareholders - Eduqo	—	4
Former shareholders - Edupass	—	65
	3,956	11,390
Current	3,956	4,571
Non-current	—	6,819

Advances from customers
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	—	9
	—	9

Other liabilities
OISA Tecnologia e Serviços Ltda. (c)	11	258
	11	258

	2022	2021	2020
Revenue
Livraria ASC Ltda. and Educadora ASC Ltda. (a)	8,605	8,831	7,230
OISA Tecnologia e Serviços Ltda. (c)	400	226	4
	9,005	9,057	7,234
Expenses
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.	—	—	(1)

Finance income
WPensar S.A.	—	—	30
Minority shareholders - Geekie	273	210	453
OISA Tecnologia e Serviços Ltda.	—	19	18
Minority shareholders - EI (d)	498	336	18
	771	565	519
(a)	Companhia Brasileira de Educação e Sistemas de Ensino and International School sell educational content to Livraria AsC Ltda. and Educadora ASC Ltda., entities controlled by the Company’s controlling shareholders. The transactions are priced based on contract price at the sales date.
(b)	Arco is a founding member of Instituto Arco de Educação (“Arco Instituto”), a non-profit association whose purpose is to support and encourage education through the generation of knowledge. The Company has amounts receivable from Arco Instituto arising from the reimbursement of expenses paid by Arco. The amounts are not subject to financial charges and the payment of the amount related to the operations in 2021 occurred in July 2022. The outstanding amount in December is related to the operation in 2022.
(c)	WPensar provides financial intermediation services to OISA. Amounts collected by WPensar are transferred to OISA net of the value of the service provided. As of December 31, 2022 the recognized revenue from financial intermediation was R$ 400 (2021: R$226).
(d)	Amount due from minority shareholders of Escola da Inteligência, with an interest rate of 100% CDI and maturing in May 2023. During the year, the Company recognized R$ 498 of interest income (2021: R$336).

Schedule of key management personnel compensation

	2022	2021	2020
Short-term employee benefits	63,130	60,845	39,628
Restricted stock units	58,603	51,231	48,852
	121,733	112,076	88,480